Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of intangible assets

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Licenses (1)	26,000,000	26,600,000	3,820,851
Software and others	4,362,895	11,324,077	1,626,602
Accumulated amortization	(1,962,489)	(2,797,373)	(401,818)
Intangible assets, net	28,400,406	35,126,704	5,045,635
(1)	During 2018, the Group acquired an insurance broker license at a cost of RMB26,000,000. During 2019, the Group further acquired an insurance sale on line license at a cost of RMB 600,000 (US$86,185).